Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Effective income tax rate		26.75%	26.75%
Provisional charge for the estimated impact of U.S. Tax Reform, after-tax	$ 1,800
Gain from impact of tax reform		$ 124
Increase in insurance contract liabilities		196
Current tax receivable		1,712	$ 778
Current tax payable		118	178
Deferred tax assets		4,318	4,569
Deferred tax assets - recognition dependent on future taxable profits		3,508	4,527
Operating tax loss carry forward		4,838	3,164
Operating tax loss carry forward expired in future		4,713
Operating tax loss carry forward without expiration date		125
Capital tax loss carry forward		20	8
Tax benefit on loss carry forwards for which deferred tax asset recognized		1,019	596
Tax benefit of loss carry forwards for which no deferred tax asset recognized		121	171
Tax credit carry forwards which expire in future		426	606
Tax credit carryforwards of which benefit not recognized		$ 165	152
Tax credit/Loss carryforwards expiration period		Between the years 2020 and 2038
Deferred tax liability		$ 1,814	1,281
Aggregate amount of taxable temporary differences associated with the Company's own investments in subsidiaries, not included in financial statements		$ 16,570	$ 11,780